Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital	Share capital
On January 3, 2023, we issued 6 million of subordinate voting shares in connection with our acquisition of WillowTree (see Note 14(c)—Intangible assets and goodwill—Business acquisitions).
On December 20, 2023, BPEA converted 33 million multiple voting shares to an equal number of subordinate voting shares. After the conversion, BPEA held multiple voting shares and subordinate voting shares representing approximately 10.5% of combined voting power.
On February 22, 2024, a former related party converted 3 million multiple voting shares in exchange for an equal number of subordinate voting shares.
Our authorized and issued share capital as at December 31, 2024, was as follows:

	Authorized			Issued
As at December 31 (millions)	2024	2023	2022	2024	2023	2022
Preferred Shares	unlimited	unlimited	unlimited	—	—	—
Equity Shares
Multiple Voting Shares	unlimited	unlimited	unlimited	164	167	200
Subordinate Voting Shares	unlimited	unlimited	unlimited	112	107	67
As at December 31, 2024, there were 16 million authorized but unissued subordinate voting shares reserved for issuance under our share-based compensation plans, and 4 million authorized but unissued subordinate voting shares reserved for issuance under our employee share purchase plan.